Note 14 - Goodwill - Carrying Amount of Goodwill Allocated to the Different Cash-generating Units (Details) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Goodwill		R$ 40,023.5	R$ 35,009.9	R$ 34,276.2
Brazil 1 [member]
Statement Line Items [Line Items]
Goodwill		17,696.7	17,694.8
Goodwill, gross		102,939.3	102,937.4
Goodwill, non-controlling transactions	[1]	(85,242.6)	(85,242.6)
CAC [member] | DOMINICAN REPUBLIC
Statement Line Items [Line Items]
Goodwill		4,080.7	3,476.9
CAC [member] | PANAMA
Statement Line Items [Line Items]
Goodwill		1,806.5	1,400.5
Latin America, south [member] | ARGENTINA
Statement Line Items [Line Items]
Goodwill		2,415.2	1,972.2
Latin America, south [member] | BOLIVIA
Statement Line Items [Line Items]
Goodwill		1,838.2	1,425.7
Latin America, south [member] | CHILE
Statement Line Items [Line Items]
Goodwill		63.9	47.3
Latin America, south [member] | PARAGUAY
Statement Line Items [Line Items]
Goodwill		998.9	836.6
Latin America, south [member] | URUGUAY
Statement Line Items [Line Items]
Goodwill		182.0	160.1
Canada 1 [member]
Statement Line Items [Line Items]
Goodwill		R$ 10,941.4	R$ 7,995.8

[1]	This refers to the exchange of shareholdings transaction in 2013 as a result of the adoption of the predecessor basis of accounting.